ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2007	Mar. 31, 2014 t item	Mar. 31, 2013	Dec. 31, 2013 t item	Dec. 31, 2012	Dec. 31, 2011
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters		$ 17	$ 16	$ 92	$ 105	$ 92
Number of former facilities or third party sites with claims against the entity for cleanup liabilities		10		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies		1		1
Liability related to estimated environmental remediation costs		24		24
Accrued environmental liabilities		28		27	34
Accrued environmental liabilities, classified as accrued liabilities		5		5	10
Accrued environmental liabilities, classified as other noncurrent liabilities		23		22	24
Maximum period for payment of remediation liabilities		30 years		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased	11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration		1		1
REACH compliance expenditures				$ 4	$ 8	$ 5